Inventories	12 Months Ended
Jan. 31, 2021
Inventory Disclosure [Abstract]
Inventories
7. Inventories
Inventories from continuing operations consisted of the following (in thousands):

	As of January 31,
	2021	2020
Raw materials	$6,905	$7,388
Finished goods	3,466	3,758
Work in progress	2,445	2,720

Cost of inventories	12,816	13,866
Less allowance for obsolescence	(1,363)	(1,210)

Net inventories	$11,453	$12,656